Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for liabilities and charges
Schedule of components of provisions for liabilities and charges

	Termite
	damage	Self-
	claims	insurance	Environmental	Other	Total
	£m	£m	£m	£m	£m
At 1 January 2023	321	165	16	12	514
Exchange differences	(14)	(8)	(1)	1	(22)
Additional provisions	15	56	3	7	81
Used during the year	(73)	(44)	(2)	(7)	(126)
Unused amounts reversed	—	(8)	—	(3)	(11)
Acquisition of companies and businesses	—	—	—	1	1
Unwinding of discount on provisions	11	3	—	—	14
At 31 December 2023	260	164	16	11	451

At 1 January 2024	260	164	16	11	451
Exchange differences	3	1	—	—	4
Additional provisions	20	98	1	8	127
Used during the year	(68)	(81)	(3)	(9)	(161)
Unused amounts reversed	(12)	—	(1)	(2)	(15)
Acquisition of companies and businesses	—	—	—	2	2
Unwinding of discount on provisions	10	1	—	—	11
At 31 December 2024	213	183	13	10	419

	2024	2023
	Total	Total
	£m	£m
Analysed as follows:
Non-current	304	357
Current	115	94
Total	419	451